Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of Future Minimum Lease Payments Under Non-Cancelable Capital Leases	As of December 31, 2020, future minimum lease payments under all non-cancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Leases

As of December 31, 2020, future minimum lease payments under all non-cancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

Years Ending December 31,	Capital Leases	Operating Leases
2021	$217	$4,036
2022	14	3,297
2023	—	3,357
2024	—	3,459
2025	—	3,563
Thereafter	—	7,450
Net minimum lease payments	231	$25,162
Less amount representing interest	(7)
Present value of net minimum lease payments	224
Less current portion	(210)
Long-term obligations as of December 31, 2020	$14

Summary of Contractual Obligations and Commitments

The following table summarizes contractual obligations and commitments as of December 31, 2020 (in thousands):

	Purchase	Other Contractual
Years Ending December 31,	Commitments	Commitments
2021	$37,364	$1,732
2022	—	706
Total	$37,364	$2,438